Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income tax expense [Line Items]
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures	¥ 476	¥ 416
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized	¥ 6,452	¥ 4,171